Information Regarding Defined Benefit Plans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Change in benefit obligation
Benefit obligation at beginning of year	$ 21,039	¥ 1,729,178	¥ 1,726,747
Service cost	956	78,539	82,422
Interest cost	637	52,399	52,502
Plan participants' contributions	13	1,055	1,046
Plan amendments	9	740	(1,429)
Net actuarial loss	1,427	117,320	3,830
Acquisition and other	492	40,496	(57,928)
Benefits paid	(880)	(72,340)	(78,012)
Benefit obligation at end of year	23,693	1,947,387	1,729,178
Change in plan assets
Balance at beginning of year	14,398	1,183,385	1,179,051
Actual return on plan assets	198	16,309	24,216
Acquisition and other	578	47,547	(39,374)
Employer contributions	1,154	94,815	96,458
Plan participants' contributions	13	1,055	1,046
Benefits paid	(880)	(72,340)	(78,012)
Balance at end of year	15,461	1,270,771	1,183,385
Funded status	$ 8,232	¥ 676,616	¥ 545,793